INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
PRC		$ 822,238	$ 6,367,680
Other jurisdictions	(339,223)	2,866,755
Total current income tax expense	(339,223)	3,688,993	6,367,680
Deferred income tax credit
PRC	17,231,276	(17,460,955)	(800,518)
Other jurisdictions	(1,275,278)
Total deferred income tax credit	15,955,998	(17,460,955)	(800,518)
Total income tax credit (expense)	$ (16,295,221)	$ 13,771,962	$ (5,567,162)